Consolidated Balance Sheets - USD ($) shares in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 70,858,000	$ 82,585,000	$ 144,366,000
Deposits Assets, Current	80,000,000	80,000,000
Accounts Receivable, after Allowance for Credit Loss, Current	150,483,000	172,009,000
Inventories	196,505,000	192,976,000
Prepaid expenses	8,570,000	7,929,000
Other current assets	17,575,000	24,596,000
Total current assets	523,991,000	560,095,000
Non-current assets
Property, plant and equipment, net	187,189,000	197,552,000
Goodwill	99,174,000	100,051,000
Other intangible assets, net	116,461,000	127,781,000
Operating lease right-of-use assets	17,928,000	18,895,000
Long-term investments	121,755,000	115,083,000
Other non-current assets	15,409,000	14,448,000
Total non-current assets	557,916,000	573,810,000
Total assets	1,081,907,000	1,133,905,000
Current liabilities
Accounts payable	49,495,000	46,785,000
Accrued expenses and other current liabilities	31,627,000	36,656,000
Employee related charges	26,666,000	33,877,000
Deferred revenues - short-term	50,914,000	52,610,000
Operating lease liabilities - short term	5,966,000	6,498,000
Total current liabilities	164,668,000	176,426,000
Non-current liabilities
Deferred revenues - long-term	18,880,000	23,655,000
Deferred income taxes	558,000	723,000
Operating lease liabilities - long term	11,780,000	12,162,000
Contingent consideration	11,851,000	11,900,000
Other non-current liabilities	23,699,000	24,200,000
Total non-current liabilities	66,768,000	72,640,000
Total liabilities	$ 231,436,000	249,066,000
Commitments and Contingencies Disclosure [Abstract]
Ordinary shares, authorized	180,000
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 67,086 shares and 65,677 shares issued and outstanding at December 31, 2022 and 2021, respectively	$ 199,000	195,000
Additional paid-in capital	3,111,057,000	3,091,649,000
Accumulated other comprehensive loss	(9,133,000)	(7,079,000)	$ (12,671,000)	$ (12,818,000)
Accumulated deficit	(2,251,652,000)	(2,199,926,000)
Total equity	850,471,000	884,839,000
Total liabilities and equity	$ 1,081,907,000	$ 1,133,905,000